DWS Managed Municipal Bond Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS Managed Municipal Bond Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.81%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	1.57%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.57%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.57%